Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Cash flows from operating activities:
Net income (loss) before attribution of noncontrolling interests	¥ 397,338		¥ 875,076		¥ (1,504,299)
Adjustments to reconcile net income (loss) before attribution of noncontrolling interests to net cash provided by (used in) operating activities
Depreciation and amortization	319,641		345,268		410,362
Impairment of goodwill (Note 6)			461		845,842
Impairment of intangible assets (Note 6)	26,566		12,400		126,885
Provision for credit losses (Note 4)	292,035		647,793		626,947
Investment securities losses (gains)-net	(121,803)	[1]	(223,030)	[1]	658,679	[1]
Foreign exchange losses (gains)-net	76,391		(236,055)		1,304,438
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities-net (Note 29)	110,003		(50,295)		217,933
Equity in losses of equity method investees	90,628		104,098		60,051
Provision for deferred income tax expense (benefit)	316,626		316,388		(401,367)
Decrease (increase) in trading account assets, excluding foreign exchange contracts	1,148,259		801,245		(4,390,178)
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	1,456,811		(184,013)		1,493,062
Decrease in accrued interest receivable and other receivables	26,815		3,322		73,374
Decrease in accrued interest payable and other payables	(18,190)		(6,866)		(103,573)
Net increase in accrued income taxes and decrease (increase) in income tax receivables	6,875		5,762		103,164
Increase (decrease) in allowance for repayment of excess interest (Note 24)	52,722		7,378		(3,316)
Net increase in collateral for derivative transactions	(37,209)		(132,610)		(497,629)
Other-net	94,330		23,663		13,438
Net cash provided by (used in) operating activities	4,237,838		2,309,985		(966,187)
Cash flows from investing activities:
Proceeds from sales of investment securities available for sale (including proceeds from securities under fair value option) (Note 3)	78,141,353		74,475,416		76,089,849
Proceeds from maturities of investment securities available for sale (including proceeds from securities under fair value option) (Note 3)	29,841,882		46,056,462		29,796,236
Purchases of investment securities available for sale (including purchases of securities under fair value option) (Note 3)	(116,023,266)		(135,509,931)		(114,561,896)
Proceeds from maturities of investment securities being held to maturity	415,008		296,420		1,497,026
Purchases of investment securities being held to maturity	(644,793)		(433,118)		(296,772)
Proceeds from sales of other investment securities	28,156		104,040		37,773
Purchases of common stock investment in ACOM CO., LTD., an affiliated company of MUFG					(152,971)
Purchases of other investment securities	(39,196)		(379,154)		(958,616)
Net decrease (increase) in loans	2,751,433		5,919,699		(6,286,913)
Net decrease (increase) in interest-earning deposits in other banks	(2,916,248)		(1,273,410)		2,236,492
Net decrease in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	350,828		233,782		4,598,497
Proceeds from sales of premises and equipment	14,732		17,878		36,269
Capital expenditures for premises and equipment	(98,323)		(114,230)		(154,607)
Purchases of intangible assets	(151,775)		(171,405)		(195,482)
Proceeds from sales of consolidated VIEs and subsidiaries-net	45,957		1,290		110,010
Other-net	(8,631)		(38,171)		(48,474)
Net cash used in investing activities	(8,292,883)		(10,814,432)		(8,253,579)
Cash flows from financing activities:
Net increase in deposits	2,211,211		9,408,480		2,664,202
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	747,174		(1,048,232)		2,343,192
Net increase (decrease) in due to trust account	(68,911)		(237,215)		335,840
Net increase (decrease) in other short-term borrowings	2,533,987		(1,720,216)		2,576,140
Proceeds from issuance of long-term debt	2,573,277		3,478,615		2,917,573
Repayment of long-term debt	(3,109,981)		(2,467,525)		(2,756,725)
Proceeds from issuance of common stock, net of stock issue expenses			1,036,053		280,460
Proceeds from issuance of new shares of preferred stock, net of stock issue expenses					388,623
Proceeds from sales of treasury stock	327		1,077		187,147
Payments for acquisition of preferred stock (Note 15)	(250,000)
Payments to acquire treasury stock (Note 16)	(86)		(4,621)		(2,697)
Dividends paid	(190,299)		(149,486)		(153,217)
Dividends paid to noncontrolling interests	(6,314)		(5,908)		(12,864)
Payments related to privatization of UnionBanCal Corporation (Notes 2 and 30)					(410,373)
Other-net	15,525		4,256		(57,022)
Net cash provided by financing activities	4,455,910		8,295,278		8,300,279
Effect of exchange rate changes on cash and cash equivalents	(32,584)		440		(99,951)
Net increase (decrease) in cash and cash equivalents	368,281		(208,729)		(1,019,438)
Cash and cash equivalents at beginning of fiscal year	2,862,523		3,071,252		4,090,690
Cash and cash equivalents at end of fiscal year	3,230,804		2,862,523		3,071,252
Cash paid during the fiscal year for:
Interest	725,400		831,847		1,643,730
Income taxes, net of refunds	116,399		84,890		38,275
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	5,576		5,763		5,408
Acquisition of noncontrolling interests in Mitsubishi UFJ NICOS Co., Ltd. in exchange for treasury stock (Note 2)					131,445
Transfer to securities from loans resulting from securitizations (Note 4)					60,671
Transfer to trading account assets from investment securities available for sale (Note 29)					10,448,079
Transfer to investment securities being held to maturity from trading account assets (Note 3)					1,053,029
Union Bank's term borrowing issued in its fiscal year ended December 31, 2008, but settled on January 2, 2009					91,030
Transfer to investment securities being held to maturity from investment securities available for sale (Note 3)			111,895
Exchange of shares in Senshu Bank for shares in Senshu Ikeda Holdings, Inc. (Note 18):
Acquisition of shares of Senshu Ikeda Holdings, Inc. recorded at fair value			79,073
Deconsolidation of Senshu Bank at book value			50,069
Exchange of ownership interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd. for equity investment in Morgan Stanley MUFG Securities, Co., Ltd. in connection with the securities joint venture (Note 2):
Noncontrolling interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd.	127,270
Capital surplus	20,550
Adoption of new guidance on consolidation of certain variable interest entities (Note 23):
Increase in total assets, excluding cash and cash equivalents	237,008
Increases in total liabilities	214,887
Union Bank's acquisitions (Note 2):
Fair value of assets acquired	322,312
Fair value of liabilities assumed	¥ 328,332

[1]	The following credit losses are included in Investment securities gains (Losses)-net: 27,962 million and 17,495 million ; Other changes in equity from nonowner sources - Net 1,860 million and 2,993 million; Total credit losses 29,822 million and 20,488 million, March 31, 2010 and 2011, respectively.